CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) (KRW)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related party revenue	30,061,000,000	29,110,000,000	29,065,000,000
Online games-royalties and license fees
Related party revenue	24,125,000,000	23,890,000,000	24,636,000,000
Mobile games including related party revenue
Related party revenue	3,296,000,000	4,604,000,000	3,917,000,000
Character merchandising, animation and other revenue including related party revenue
Related party revenue	2,621,000,000	616,000,000	512,000,000
Related Party Transactions
Cost of revenue	2,072,000,000	953,000,000	259,000,000
Selling, general and administrative	605,000,000	588,000,000	3,923,000,000
Research and development	108,000,000	317,000,000	0